Interest Expense, Net - Interest Expense, Net Consisted (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Income	$ 12	$ 18	$ 41
Expense	(30)	(23)	(76)
Total	$ (18)	$ (5)	$ (35)